Document and Entity Information	15 Months Ended
	May 31, 2013	Aug. 23, 2013
Document Type	S-1
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said Section 8(a), may determine.
Document Period End Date	May 31, 2013
Trading Symbol	ppi
Entity Registrant Name	PASSPORT POTASH INC
Entity Central Index Key	0001508128
Current Fiscal Year End Date	--02-29
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		183,619,388
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY